united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Class N Shares (LIONX)

SEMI-ANNUAL REPORT

March 31, 2016

Advised by:

Horizon Capital Management, Inc.

106 Valerie Drive

Lafayette, Louisiana 70508

www.LIONX.net

1-866-787-8355

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Issachar Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Capital Management, Inc.
Portfolio Manager: Dexter P. Lyons
106 Valerie Drive. Lafayette, LA 70508
Dexter@LIONX.net . 337-983-0676 . Fax 983-0672 . www.LIONX.net

Semi-Annual Letter to Issachar Fund Shareholders

Dear Most Valued Shareholders,	March 31, 2016

Welcome to the Semi-Annual Shareholder Report for the Issachar Fund (LIONX) for the six month period ended March 31, 2016. LIONX did not pay out any quarterly dividends in the last six month period from 9/30/15 to 3/31/16 mainly because I was in a defensive mode protecting principle. During the 9/30/15 to 3/31/16 period, LIONX lost 1.20% with a maximum draw down (MDD) loss of 2.00% while the S&P 500 Index returned 8.49% BUT with a MDD of 12.71%. In other words, in order to achieve the 8.49% S&P 500 Index return, I would have had to accept a 12.71% loss at one point during the period. I do not subscribe to the buy and hold philosophy nor would I be comfortable with losing 12.71% of the Fund’s assets at any point. I consider myself a risk manager, and when I determine that the market is not rewarding me for taking undue risk, I tend to shy away from risky assets and sit in cash until a better opportunity presents itself. I am not happy with a negative 1.20% return in LIONX for the last six months, and I expect to do better in the future.

From 9-30-15 to 3-31-16, LIONX held positions mainly in the following types of ETFs: Preferred Stock, Muni Bonds, Mortgage Bonds, Short-Term Treasury Bonds and Floating Rate Bonds. Floating Rate ETFs were my biggest positions, which allowed for short rallies in LIONX, but the trends did not persist, so the positions were quickly sold to minimize the losses when the perceived risk outweighed the potential gain. The S&P 500 Index had volatile price swings in the 12% range, which did not make for a positive investing environment, so it was a rough and volatile six month period if you were invested in S&P 500 type stocks. However, it looks like the market has put in a bottom on February 11, 2016 as stocks, oil, Junk Bonds and Floating Rate Funds have all rallied nicely. I am currently invested in the Floating Rate space because these bonds are trending up in the 30% plus annualized rate of return with very little draw-down. Most floating rate funds are trading at discounts to the underlying bonds in their portfolios, so this could provide a nice gain in LIONX as these bonds trade from a discount to a premium. The LIONX prospectus allows the use of leverage when I see an opportunity such as this. I would not feel comfortable using leverage to buy stocks and it would be very rare if I ever used leverage to buy stocks or stock indexes. However, in my experience over the last 26 years as a portfolio manager, there is a great opportunity now in the Floating Rate space and I plan to take advantage of this trend as long as it lasts then I plan to sell and wait for the next opportunity.

China is still struggling to revive its economy, and it looks like things may have stabilized after massive liquidity injections by the Chinese government in order to prevent a global recession. Japan is also still not growing its economy even after the Japanese government bought equity ETFs to support its stock market. Europe is stuck in a negative interest rate environment with very little growth to speak of. Oil is in a trading range as supply and demand seem to have stabilized in the short term. The Federal Reserve is on hold with raising rates because the US economy is not growing as fast as they indicated in December when they raised rates. Bottom line, global economies are weak, and central banks are doing everything they can to flood the system with liquidity to prevent an inevitable very bad ending that keeps getting kicked further and further down the road. In the meantime, I plan to focus the Fund’s investments in the Floating Rate space.

Dexter P. Lyons
Issachar Fund, Portfolio Manager	NLD Review Code 3391-NLD-4/27/2016

Thank You for Your Trust and Business and May God Bless You and Your Family More Abundantly!

ISSACHAR FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

			Inception** -
	Six Months	One Year	March 31, 2016
Issachar Fund - Class N	(1.20)%	(3.62)%	0.73%
S&P 500 Total Return Index	8.49%	1.78%	7.25%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns would have been lower if the Advisor had not waived fees/reimbursed expenses. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses before and after waiver are 3.03% and 2.64%, respectively, for Class N shares per the February 1, 2016 Prospectus. The Fund’s adviser has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-866-787-8355.

The S&P 500 Total Return Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

**	Inception date is February 28, 2014.

Portfolio Composition as of March 31, 2016	% of Net Assets
Short-Term Investments	100.6%
Other Assets Less Liabilities - Net	(0.6)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

ISSACHAR FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 100.6%
	MONEY MARKET FUND - 100.6%
19,457,233	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% * ^ (Cost - $19,457,233)	$19,457,233

	TOTAL INVESTMENTS - 100.6% (Cost - $19,457,233) (a)	$19,457,233
	OTHER ASSETS LESS LIABILITIES - NET - (0.6)%	(113,120)
	NET ASSETS - 100.0%	$19,344,113

*	Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2016.

^	Held as collateral for swap contract.

(a)	Represents cost for financial reporting purposes.

Unrealized Gain (Loss)
SWAP CONTRACT

PowerShares Senior Loan Portfolio ETF Swap with Credit Suisse Securities Ltd. - December 14, 2016 - to receive Total Returns plus dividends on underlying investment vs. 1 month LIBOR plus 0.30% accrued and payable monthly (Notional Value $22,700,000)

Total Net Unrealized Gain on Swap Contracts	$36,700

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

ASSETS
Investment securities:
At cost	$19,457,233
At fair value	$19,457,233
Unrealized appreciation on swap contracts	36,700
Receivable for Fund shares sold	5,116
Interest and dividends receivable	30,134
Prepaid expenses and other assets	2,276
TOTAL ASSETS	19,531,459

LIABILITIES
Investment advisory fees payable	20,343
Distribution (12b-1) fees payable	4,165
Payable for Fund shares repurchased	116,565
Payable to related parties	10,386
Accrued expenses	35,887
TOTAL LIABILITIES	187,346
NET ASSETS	$19,344,113

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$19,992,045
Accumulated net investment loss	(232,067)
Accumulated net realized loss from investments and swap contracts	(452,565)
Net unrealized appreciation of swap contracts	36,700
NET ASSETS	$19,344,113

Net Asset Value Per Share:
Shares:
Net Assets	$19,344,113
Shares of beneficial interest outstanding	1,954,143

Net Asset Value (Net Assets / Shares Outstanding), Redemption Price per share and Offering Price per share	$9.90

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2016

INVESTMENT INCOME
Dividends	$113,083
Interest	8,783
TOTAL INVESTMENT INCOME	121,866

EXPENSES
Investment advisory fees	135,442
Distribution (12b-1) fees	24,186
Administrative services fees	21,107
Transfer agent fees	14,906
Accounting services fees	13,408
Compliance officer fees	9,125
Audit Fees	6,627
Legal Fees	5,827
Trustees’ fees and expenses	5,763
Printing and postage expenses	3,315
Custodian fees	2,310
Registration fees	721
Other expenses	2,141
TOTAL EXPENSES	244,878
Less: Fees waived by the Advisor	(22,076)

NET EXPENSES	222,802

NET INVESTMENT LOSS	(100,936)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net Realized Loss on:
Investments	(132,945)
Swaps	(56,633)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,303
Swaps	36,700
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(142,575)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(243,511)

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2016	September 30, 2015
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(100,936)	$(154,758)
Net realized gain (loss) from investments and swaps	(189,578)	103,357
Net change in unrealized appreciation (depreciation) on investments and swaps	47,003	(64,834)
Net decrease in net assets resulting from operations	(243,511)	(116,235)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(222,757)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,150,597	39,378,668
Net asset value of shares issued in reinvestment of distributions to shareholders	—	210,858
Payments for shares redeemed	(2,423,420)	(31,312,193)
Net increase in net assets from shares of beneficial interest	727,177	8,277,333

TOTAL INCREASE IN NET ASSETS	483,666	7,938,341

NET ASSETS
Beginning of Period	18,860,447	10,922,106
End of Period *	$19,344,113	$18,860,447
* Includes accumulated net investment loss of:	$(232,067)	$(131,131)

SHARE ACTIVITY
Shares sold	317,352	3,798,829
Shares reinvested	—	20,624
Shares redeemed	(244,735)	(3,037,117)
Net increase in shares of beneficial interest outstanding	72,617	782,336

See accompanying notes to financial statements.

ISSACHAR FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Period Ended
	March 31, 2016		September 30, 2015		September 30, 2014 (1)
	Class N		Class N		Class N
	(Unaudited)

Net asset value, beginning of period	$10.02		$9.94		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.05)		(0.09)		0.08
Net realized and unrealized gain (loss) on investments	(0.07)		0.28	(3)	0.00	(4)
Total from investment operations	(0.12)		0.19		0.08
Distributions to shareholders From net investment income	—		(0.11)		(0.14)
Net asset value, end of period	$9.90		$10.02		$9.94
Total return (5)	(1.20	)% (6)	1.89%		0.84	% (6)
Net assets, end of period (000s)	$19,344		$18,860		$10,922
Ratio of gross expenses to average net assets (7,8)	2.53	% (9)	2.69%		3.99	% (9)
Ratio of net expenses to average net assets (8)	2.30	% (9)	2.30%		2.30	% (9)
Ratio of net investment income (loss) to average net assets (8)	(1.04	)% (9)	(0.86)%		1.32	% (9)
Portfolio Turnover Rate	612	% (6,10)	908	% (10)	383	% (6)

(1)	The Issachar Fund commenced operations on February 28, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)	Less than $0.005.

(5)	Total return represents aggregate total return based on Net Asset Value. Total returns would have been lower absent waived fees and reimbursed expenses.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds and swaps in which the Fund invests.

(9)	Annualized.

(10)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Funds limited amount of purchases and sales of long term securities that occurred produced the resulting portfolio turnover percentage that appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying notes to financial statements.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2016

1.	ORGANIZATION

The Issachar Fund (the ’‘Fund’’) is a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently offers Class N shares. The Fund invests primarily in fixed income securities indirectly through exchange-traded funds (“ETFs”), swaps and other investment companies, and, when the Advisor (as defined below) believes it is advantageous to the Fund, strategically invests in a broad range of U.S. and foreign equity securities. The investment objective of the Fund is long-term capital appreciation. The Fund commenced operations on February 28, 2014.

Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Investment Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process — As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$19,457,233	$—	$—	$19,457,233
Swap Contracts	—	36,700	—	36,700
Total	$19,457,233	$36,700	$—	$19,493,933

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income if any, are declared and paid quarterly and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014-2015), or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing their respective investment objectives. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund maintains a cash balance as collateral to secure their obligations under the swaps. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. For the six months ended March 31, 2016, the Fund had a net realized loss and a net change in unrealized gain on swaps of $56,633 and $36,700 respectively, resulting from swap activity, which can be found on the Statement of Operations. Dividend income and interest expense is being recorded as a component of unrealized and realized gains and losses.

The derivative instruments outstanding as of March 31, 2016 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the unrealized appreciation (depreciation) for swap contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of March 31, 2016:

Gross Amounts Not Offset in the
Assets					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Assets Presented
	Gross Amounts		Statement of	in the Statement
	of Recognized		Assets &	of Assets &	Financial	Cash Collateral
Description	Assets		Liabilities	Liabilities	Instruments	Pledged	Net Amount
Unrealized appreciation on swap contracts	$36,700	(1)	$—	$36,700	$19,457,233	$—	$—
Total	$36,700		$—	$36,700	$19,457,233	$—	$—

(1)	Gross unrealized appreciation as presented in the portfolio of investments.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk can exist in that the part of a Fund’s cash can be held at the Broker.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $43,946,261 and $57,361,714, respectively.

4.	INVESTMENT ADVISORY AGREEMENT/TRANSACTIONS WITH RELATED PARTIES

Horizon Capital Management, Inc. serves as the Fund’s investment advisor (the “Advisor”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has agreed to waive its fees and/or reimburse the Fund’s operating expenses at least through April 30, 2017, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) of the Fund do not exceed 2.30% of average daily net assets attributable to Class N shares (the “Expense Limitation”). During the six months ended March 31, 2016, the Advisor earned advisory fees of $135,442 and waived fees in the amount of $22,076. The fees paid to the Advisor are reviewed annually by the Board.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate these expense reimbursement arrangements at any time. Cumulative expenses subject to recapture pursuant to the aforementioned conditions will expire on:

September 30, 2017	$97,184
September 30, 2018	$70,720

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.25% of its average daily net assets attributable to Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended March 31, 2016, the Fund accrued $24,186 in total fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the six months ended March 31, 2016, the Distributor received no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (‘GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Trust. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS

The tax character of distributions paid during the fiscal years ended September 30, 2015 and September 30, 2014 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2015	September 30, 2014
Ordinary Income	$222,757	$156,201

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Post October
Undistributed	Undistributed	Capital Loss	Other	Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$(99,068)	$—	$(295,050)	$(10,303)	$(404,421)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $131,131.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $163,919.

At September 30, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Non-Expiring
Short-Term	Total
$99,068	$99,068

Permanent book and tax differences, primarily attributable to tax adjustments for swap contracts and nondeductible expenses, resulted in reclassification for the period ended September 30, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(2,045)	$269,321	$(267,276)

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Fidelity Institutional Money Market Funds – Money Market Portfolio, a registered open-end investment company incorporated in the USA (the “Security”). The Fund may redeem its investment from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Security. The annual reports of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR available at ‘www.sec.gov’ or on the website “www.fidelity.com”. As of March 31, 2016, the percentage of the Fund’s net assets invested in the Security was 100.6%.

7.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

ISSACHAR FUND EXPENSE

EXAMPLES (Unaudited)

March 31, 2016

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	10/1/15	3/31/16	10/1/15 – 3/31/16*	10/1/15 – 3/31/16
Issachar Fund	$1,000.00	$988.00	$11.43	2.30%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	10/1/15	3/31/16	10/1/15 – 3/31/16*	10/1/15 – 3/31/16
Issachar Fund	$1,000.00	$1,013.50	$11.58	2.30%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

ISSACHAR FUND

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2016

Renewal of Advisory Agreement – Issachar Fund *

In connection with a meeting held on February 17th and 18th, 2016, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the renewal of the investment advisory agreements (the “Advisory Agreement”) between Horizon Capital Management, LLC (“HCM”), and the Trust, with respect to the Issachar Fund (“Issachar” or the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to Issachar and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that HCM was established in 1990 to provide investment management services for individuals through separately managed accounts. The Board reviewed the background information of the principal of HCM and was satisfied with his experience in and knowledge of portfolio management, compliance and marketing services. The Board noted that HCM is responsible for making all investment decisions for Issachar using a flexible investment approach focused on capital preservation, which allows the adviser to respond to market conditions and trends as needed, as the Fund can be either long, short, or a combination of both. The Board further noted that HCM has shown an understanding of the risks that the use of derivatives and other alternative investments may pose to the Fund, and has demonstrated the appropriate use of the Fund’s risk management techniques. The Board noted there have been no material compliance or litigation issues reported by HCM since the last time the advisory agreement was reviewed by the Board. The Board noted its satisfaction with HCM’s overall operation and investment process since the Fund’s commencement and concluded HCM has and should continue to provide the Fund and its shareholders with high quality service.

Performance. The Board reviewed the performance of the Fund, noting that the Fund outperformed its benchmark, peer group, Morningstar category and the Morningstar category selected by the adviser for the one year period. Since inception, the Board observed that the Fund also outperformed the peer group and both Morningstar categories, but lagged the S&P 500 benchmark, as the S&P 500 had a strong bull run in 2014. Due to the Fund’s conservative capital protection approach, the Board acknowledged that the Fund’s underperformance is expected during such strong market conditions. The Board concluded that HCM has provided strong performance for the Fund and its shareholders.

Fees and Expenses. The Board noted that HCM charges the Fund an advisory fee of 1.40%, which was higher than averages of both the Fund’s Morningstar category and adviser selected Morningstar category, lower than the peer group average, and within the range charged by funds in each comparison group. The Board noted the Fund’s expense ratio is higher than each Morningstar category, lower than the peer group, and with the range of each. The Board concluded that HCM’s fee appears reasonable in the context of its peers and in consideration of the strong level of service provided by HCM to the Fund.

Economies of Scale. The Board discussed the size of the Fund and its prospect for growth, concluding that it had not yet achieved meaningful economies justifying breakpoints. Upon the Board’s request, HCM’s representative agreed that, as the Fund grows and HCM achieves economies of scale, the firm would be willing to discuss the implementation of breakpoints in the advisory fee. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Trustees reviewed the profitability analysis in connection with the operation of the Fund provided by HCM. They observed that HCM has realized a modest profit both in terms of percentage of revenue and actual dollars. After discussion, the Trustees concluded the level of profit realized by HCM in connection with its relationship with the Fund was not excessive.

ISSACHAR FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2016

Conclusion. Having requested and received such information from HCM as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the advisory agreement is in the best interests of the shareholders of Issachar.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call (402) 493-4603

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-787-8355 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q, is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-787-8355.

INVESTMENT ADVISOR
Horizon Capital Management, Inc.
106 Valerie Drive
Lafayette, Louisiana 70508

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 6/2/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 6/2/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/2/16